Retirement Benefit Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				3 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012	Dec. 26, 2015	Mar. 28, 2015
Retirement Contribution Plans, Textual Detail [Abstract]
Defined Contribution Plan, Cost Recognized	$ 286	$ 298	$ 357
Defined Benefit Plan, Funded Status Percentage [Abstract]
Defined Benefit Plan, Funded Status Of Plan (percent)	54.00%
U.S. Pension Benefits [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Projected benefit obligation	892	1,137	1,742
Service cost	88	119
Interest cost	49	67
Actuarial (gain) loss	760	(746)
Currency exchange rate changes in projected benefit obligation	0	0
Plan curtailments	(1,083)	0
Other changes in projected benefit obligation	(59)	(45)
Fair value of plan assets	623	649	684
Actual return on plan assets	30	10
Employer contributions	0	0
Currency exchange rate changes in plan assets	0	0
Other changes in projected benefit obligation	(56)	(45)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other long-term assets	0	0
Other long-term liabilities	(269)	(488)
Accumulated other comprehensive loss (income), before tax	1	255
Net amount recognized	(268)	(233)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net prior service credit (cost)	0	0
Net actuarial gain (loss)	(1)	(255)
Accumulated Benefit Obligations [Abstract]
Defined Benefit Plan, Accumulated Benefit Obligation	808	497
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets [Abstract]
Plans with accumulated benefit obligations in excess of plan assets: Accumulated benefit obligations	808	0
Plans with accumulated benefit obligations in excess of plan assets: Plan assets	623	0
Plans with projected benefit obligations in excess of plan assets: Projected benefit obligations	892	1,137
Plans with projected benefit obligations in excess of plan assets: Plan assets	623	649
Defined Benefit Plan, Funded Status Percentage [Abstract]
Defined Benefit Plan, Funded Status Of Plan (percent)	70.00%
Defined Benefit Plan, Component Of Worldwide Pension And Postretirement Benefit Obligation (percent)	23.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.80%	4.80%
Rate of compensation increase	3.80%	3.80%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.60%	3.90%	4.70%
Expected long-term rate of return on plan assets	5.40%	4.50%	5.00%
Rate of compensation increase	3.80%	4.10%	4.50%
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Net Periodic Benefit Cost	36	230	210
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Estimated Benefit Payments, 2015	55
Estimated Benefit Payments, 2016	54
Estimated Benefit Payments, 2017	58
Estimated Benefit Payments, 2018	64
Estimated Benefit Payments, 2019	64
Estimated Benefit Payments, 2020-2024	327
U.S. Pension Benefits [Member] | Scenario, Forecast [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Expected long-term rate of return on plan assets				6.10%
U.S. Pension Benefits [Member] | Equity Securities [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	347	220
Defined Benefit Plan, Target Plan Asset Allocations (percent)	55.00%
U.S. Pension Benefits [Member] | Fixed Income Securities [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	254	415
Defined Benefit Plan, Target Plan Asset Allocations (percent)	45.00%
U.S. Pension Benefits [Member] | Other Investments [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	20	11
U.S. Pension Benefits [Member] | Total assets measured at fair value [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	621	646
U.S. Pension Benefits [Member] | Cash [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	2	3
U.S. Pension Benefits [Member] | Level 1 [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	115
U.S. Pension Benefits [Member] | Level 1 [Member] | Equity Securities [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	56
U.S. Pension Benefits [Member] | Level 1 [Member] | Fixed Income Securities [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	39
U.S. Pension Benefits [Member] | Level 1 [Member] | Other Investments [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	20
U.S. Pension Benefits [Member] | Level 2 [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	460
U.S. Pension Benefits [Member] | Level 2 [Member] | Equity Securities [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	291
U.S. Pension Benefits [Member] | Level 2 [Member] | Fixed Income Securities [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	169
U.S. Pension Benefits [Member] | Level 2 [Member] | Other Investments [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	0
U.S. Pension Benefits [Member] | Level 3 [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	46
U.S. Pension Benefits [Member] | Level 3 [Member] | Equity Securities [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	0
U.S. Pension Benefits [Member] | Level 3 [Member] | Fixed Income Securities [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	46
U.S. Pension Benefits [Member] | Level 3 [Member] | Other Investments [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	0
Non-U.S. Pension Benefits [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Projected benefit obligation	2,423	1,695	1,412
Service cost	104	78
Interest cost	66	60
Actuarial (gain) loss	767	121
Currency exchange rate changes in projected benefit obligation	(254)	46
Plan curtailments	0	0
Other changes in projected benefit obligation	45	(22)
Fair value of plan assets	1,017	1,005	838
Actual return on plan assets	80	81
Employer contributions	73	65
Currency exchange rate changes in plan assets	(114)	26
Other changes in projected benefit obligation	(27)	(5)
Defined Benefit Plan, Percentage Of Plan Assets Invested In Qualified Insurance Companies	35.00%	38.00%
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other long-term assets	14	16
Other long-term liabilities	(1,420)	(706)
Accumulated other comprehensive loss (income), before tax	1,217	520
Net amount recognized	(189)	(170)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net prior service credit (cost)	(13)	25
Net actuarial gain (loss)	(1,204)	(545)
Accumulated Benefit Obligations [Abstract]
Defined Benefit Plan, Accumulated Benefit Obligation	1,700	1,300
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets [Abstract]
Plans with accumulated benefit obligations in excess of plan assets: Accumulated benefit obligations	1,344	900
Plans with accumulated benefit obligations in excess of plan assets: Plan assets	616	563
Plans with projected benefit obligations in excess of plan assets: Projected benefit obligations	2,361	1,295
Plans with projected benefit obligations in excess of plan assets: Plan assets	941	588
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	2.70%	4.00%
Rate of compensation increase	4.00%	3.90%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.00%	4.20%	5.00%
Expected long-term rate of return on plan assets	5.70%	5.20%	5.90%
Rate of compensation increase	4.10%	4.30%	4.10%
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Net Periodic Benefit Cost	165	116	88
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Estimated Benefit Payments, 2015	66
Estimated Benefit Payments, 2016	26
Estimated Benefit Payments, 2017	31
Estimated Benefit Payments, 2018	35
Estimated Benefit Payments, 2019	40
Estimated Benefit Payments, 2020-2024	272
Non-U.S. Pension Benefits [Member] | Scenario, Forecast [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Expected long-term rate of return on plan assets				5.70%
Defined Benefit Plan, Estimated Future Employer Contributions [Abstract]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year				69
Non-U.S. Pension Benefits [Member] | Equity Securities [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	521	361
Non-U.S. Pension Benefits [Member] | Fixed Income Securities [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	476	554
Non-U.S. Pension Benefits [Member] | Total assets measured at fair value [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	997	915
Non-U.S. Pension Benefits [Member] | Cash [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	20	90
Non-U.S. Pension Benefits [Member] | Plan Assets That We Have Control Over - Equity Securities [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations (percent)	80.00%
Non-U.S. Pension Benefits [Member] | Plan Assets That We Have Control Over - Fixed Income Instruments [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations (percent)	20.00%
Non-U.S. Pension Benefits [Member] | Level 1 [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	447
Non-U.S. Pension Benefits [Member] | Level 1 [Member] | Equity Securities [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	447
Non-U.S. Pension Benefits [Member] | Level 1 [Member] | Fixed Income Securities [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	0
Non-U.S. Pension Benefits [Member] | Level 2 [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	499
Non-U.S. Pension Benefits [Member] | Level 2 [Member] | Equity Securities [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	59
Non-U.S. Pension Benefits [Member] | Level 2 [Member] | Fixed Income Securities [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	440
Non-U.S. Pension Benefits [Member] | Level 3 [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	51
Non-U.S. Pension Benefits [Member] | Level 3 [Member] | Equity Securities [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	15
Non-U.S. Pension Benefits [Member] | Level 3 [Member] | Fixed Income Securities [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Fair value of plan assets	36
U.S. Postretirement Medical Benefits [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Projected benefit obligation	546	509	484
Service cost	26	27
Interest cost	23	20
Actuarial (gain) loss	10	(56)
Currency exchange rate changes in projected benefit obligation	0	0
Plan curtailments	0	0
Other changes in projected benefit obligation	(22)	34
Fair value of plan assets	427	395	191
Actual return on plan assets	33	49
Employer contributions	0	162
Currency exchange rate changes in plan assets	0	0
Other changes in projected benefit obligation	(1)	(7)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other long-term assets	0	0
Other long-term liabilities	(119)	(114)
Accumulated other comprehensive loss (income), before tax	33	43
Net amount recognized	(86)	(71)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net prior service credit (cost)	(48)	(54)
Net actuarial gain (loss)	15	11
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.10%	4.60%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.60%	4.20%	4.60%
Expected long-term rate of return on plan assets	7.40%	7.70%	3.00%
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Net Periodic Benefit Cost	17	77	50
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Estimated Benefit Payments, 2015	14
Estimated Benefit Payments, 2016	16
Estimated Benefit Payments, 2017	19
Estimated Benefit Payments, 2018	21
Estimated Benefit Payments, 2019	24
Estimated Benefit Payments, 2020-2024	163
U.S. Postretirement Medical Benefits [Member] | Scenario, Forecast [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Expected long-term rate of return on plan assets				7.40%
Employees At Or Above A Specific Grade Level And Generally All Highly Compensated Employees [Member] | U.S. Pension Benefits [Member]
Projected Benefit Obligation and Plan Assets [Abstract]
Plan curtailments	(1,100)
U.S. Intel Retirement Contribution Plan [Member]
Retirement Contribution Plans, Textual Detail [Abstract]
Retirement Contribution Plan, Equity Securities (percent)	84.00%
Retirement Contribution Plan, Fixed-Income Instruments (percent)	16.00%
Qualified U.S. Retirement Contribution Plans [Member] | Subsequent Event [Member]
Retirement Contribution Plans, Textual Detail [Abstract]
Defined Contribution Plan, Employer Discretionary Contribution Amount					$ 277